Stock Option Plan -Summary of Stock Options Outstanding and Exercisable (Detail)	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Feb. 01, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	3,883,019	3,399,734	2,840,433
Weighted-average Exercise Price, Outstanding	$ 35.51	$ 28.52
Weighted-average remaining life (years), Outstanding	7.4	7.7
Number of options, Exercisable	1,788,219	1,322,453
Weighted-average Exercise Price , Exercisable	$ 25.78	$ 22.89
$0 to $4 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	26,894	56,180
Weighted-average Exercise Price, Outstanding	$ 0.85	$ 0.60
Weighted-average remaining life (years), Outstanding	2.1	2.5
Number of options, Exercisable	26,894	56,180
Weighted-average Exercise Price , Exercisable	$ 0.85	$ 0.60
$4 to $8 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding		9,029
Weighted-average Exercise Price, Outstanding		$ 6.63
Weighted-average remaining life (years), Outstanding		4.5
Number of options, Exercisable		7,648
Weighted-average Exercise Price , Exercisable		$ 6.54
$16 to $20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	17,550	18,125
Weighted-average Exercise Price, Outstanding	$ 19.00	$ 18.92
Weighted-average remaining life (years), Outstanding	7.1	8.1
Number of options, Exercisable	9,125	5,025
Weighted-average Exercise Price , Exercisable	$ 18.90	$ 18.66
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	1,045,175	1,147,725
Weighted-average Exercise Price, Outstanding	$ 20.86	$ 20.86
Weighted-average remaining life (years), Outstanding	6.1	7.1
Number of options, Exercisable	724,425	646,000
Weighted-average Exercise Price , Exercisable	$ 21.09	$ 21.26
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	955,900	1,057,100
Weighted-average Exercise Price, Outstanding	$ 27.08	$ 27.07
Weighted-average remaining life (years), Outstanding	6.0	7.0
Number of options, Exercisable	795,050	601,725
Weighted-average Exercise Price , Exercisable	$ 26.96	$ 26.91
$28 to $32 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	3,000	5,875
Weighted-average Exercise Price, Outstanding	$ 29.03	$ 29.03
Weighted-average remaining life (years), Outstanding	4.9	5.9
Number of options, Exercisable	3,000	5,875
Weighted-average Exercise Price , Exercisable	$ 29.03	$ 29.03
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	963,950	1,046,800
Weighted-average Exercise Price, Outstanding	$ 39.45	$ 39.45
Weighted-average remaining life (years), Outstanding	8.4	9.4
Number of options, Exercisable	215,000
Weighted-average Exercise Price , Exercisable	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	119,500	45,100
Weighted-average Exercise Price, Outstanding	$ 40.46	$ 40.90
Weighted-average remaining life (years), Outstanding	9.4	9.7
Number of options, Exercisable	11,275
Weighted-average Exercise Price , Exercisable	$ 40.90
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	13,800	13,800
Weighted-average Exercise Price, Outstanding	$ 47.67	$ 47.67
Weighted-average remaining life (years), Outstanding	9.0	10.0
Number of options, Exercisable	3,450
Weighted-average Exercise Price , Exercisable	$ 47.67
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding	737,250
Weighted-average Exercise Price, Outstanding	$ 62.69
Weighted-average remaining life (years), Outstanding	9.4